Note 6 - Commitments and Contingencies (Details Textual) - Time Charters [Member] - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-07-01
$ in Millions
Jun. 30, 2020 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Month)	1 year